Summary of Significant Accounting Policies - Other (Income) Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Foreign currency transaction losses (gains), net	$ (13,201)	$ 2,314	$ (15,753)	$ 29,830	$ 24,852
Loss on early extinguishment of debt	671	0	0	68,300	0
Other, net(2)	68,431	2,399	(177,051)	45,415	9,046
Other (Income) Expense, Net	55,901	4,713	$ (192,804)	$ 143,545	$ 33,898
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss associated with OSG deconsolidation	105,825	0
Gain on equity investment	35,821	$ 0
OSG Records Management (Europe) Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss associated with OSG deconsolidation	105,800
Clutter JV
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on equity investment	$ 35,800